Employee benefits liabilities - Disclosure of employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 562	€ 545
Non-current employee benefit liability	4,911	5,891
Employee benefit liability	5,473	6,436
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	339	320
Non-current employee benefit liability	686	741
Employee benefit liability	1,025	1,061
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	45	43
Non-current employee benefit liability	1,913	2,783
Employee benefit liability	1,958	2,826
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	120	126
Non-current employee benefit liability	1,577	1,596
Employee benefit liability	1,697	1,722
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	58	56
Non-current employee benefit liability	735	771
Employee benefit liability	€ 793	€ 827